Annual Total Returns [BarChart] - Class I - NICHOLAS II INC - CLASS I	Jan. 29, 2021 [1]
Bar Chart Table:
Annual Return 2011	0.01%
Annual Return 2012	14.84%
Annual Return 2013	32.74%
Annual Return 2014	11.27%
Annual Return 2015	0.92%
Annual Return 2016	4.87%
Annual Return 2017	25.63%
Annual Return 2018	(4.74%)
Annual Return 2019	34.88%
Annual Return 2020	15.72%

[1]	The Fund’s fiscal year end is September 30. As reflected in the bar chart, the Fund’s year-to-date return as of December 31, 2020 was 15.72%.